Borrowings	12 Months Ended
Jun. 30, 2022
Borrowings
22. Borrowings

22. Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2022 and 2021 was as follows:

	Book value		Fair value
	06.30.2022	06.30.2021	06.30.2022	06.30.2021
Non-convertible notes	113,830	146,397	98,198	140,402
Bank loans and others	11,998	29,896	11,998	29,896
Bank overdrafts	13,968	15,270	13,968	15,270
Other borrowings	1,635	3,031	1,635	3,031
Total borrowings	141,431	194,594	125,799	188,599

Non-current	46,164	120,089
Current	95,267	74,505
Total	141,431	194,594

As of June 30, 2022 and 2021, total borrowings include collateralized liabilities (seller financing and bank loans) of ARS 14,537 and ARS 33,946, respectively. These borrowings are mainly collateralized by investment properties and property, plant and equipment of the Group (Notes 9 and 10).

The maturity of the Group's borrowings is as follows:

	06.30.2022	06.30.2021

Capital:
Less than one year (i)	92,086	70,963
Between 1 and 2 years	24,817	92,290
Between 2 and 3 years	16,532	21,529
Between 3 and 4 years	1,625	2,971
Between 4 and 5 years	1,675	2,796
More than 5 years	1,379	141
	138,114	190,690
Accrued interest:
Less than one year	3,181	3,542
Between 1 and 2 years	-	198
Between 2 and 3 years	63	21
Between 3 and 4 years	9	74
Between 4 and 5 years	64	10
More than 5 years	-	59
	3,317	3,904
	141,431	194,594

(i)

On July 6, 2022, IRSA completed the exchange of the Series II Notes, for which it cancelled and/or extended the amount of USD 239 million of said class. On the same date, CRESUD completed the exchange of the Series XXIII Notes, for which it cancelled and/or extended the amount of USD 70.6 million of said class. See Note 39 to these Financial Statements.

The following table shows a detail of evolution of borrowing during the years ended June 30, 2022 and 2021:

	06.30.2022	06.30.2021
Balance at the beginning of the year	194,594	1,031,529
Borrowings	31,004	93,534
Payment of borrowings	(45,286)	(153,450)
Collection / (payment) of short term loans, net	2,319	13,381
Interests paid	(16,178)	(33,680)
Accrued interests	13,067	27,162
Currency translation adjustment and exchange differences, net	32,074	(72,302)
Deconsolidation	-	(697,472)
Capitalized finance costs	-	767
Inflation adjustment	(69,598)	(15,141)
Reclassifications and other movements	(565)	266
Balance at the end of the year	141,431	194,594

The following tables shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2022 and 2021.

	06.30.2022
	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Fixed rate:
Argentine Peso	24,579	-	-	-	24,579
Brazilian Reais	-	2,025	-	-	2,025
US Dollar	104,449	657	953	-	106,059
Subtotal fixed-rate borrowings	129,028	2,682	953	-	132,663
Floating rate:
Argentine Peso	418	-	-	-	418
Brazilian Reais	-	8,101	-	-	8,101
US Dollar	249	-	-	-	249
Subtotal floating rate borrowings	667	8,101	-	-	8,768
Total borrowings	129,695	10,783	953	-	141,431

	06.30.2021
	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Fixed rate:
Argentine Peso	29,617	-	-	-	29,617
Brazilian Reais	-	9,209	-	-	9,209
US Dollar	138,744	80	1,172	82	140,078
Subtotal fixed-rate borrowings	168,361	9,289	1,172	82	178,904
Floating rate:
Argentine Peso	336	-	-	-	336
Brazilian Reais	-	11,699	-	-	11,699
US Dollar	3,324	-	-	331	3,655
Subtotal floating rate borrowings	3,660	11,699	-	331	15,690
Total borrowings	172,021	20,988	1,172	413	194,594

The following describes the debt issuances made by the Group for the years ended June 30, 2022, and 2021:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XXVI	feb-18	USD 113.2	02/16/2023	6.50% n.a.	At expiration	Biannual
CRESUD	Series XXX	aug-20	USD 25	8/31/2023	2.00% n.a.	At expiration	Quarterly
CRESUD	Series XXXI	nov-20	USD 30.8	11/12/2023	9.00% n.a.	Annual payments since 2021	Quarterly
CRESUD	Series XXXII	nov-20	USD34.3	11/12/2022	9.00% n.a	At expiration	Quarterly
CRESUD	Series XXXIII	jul-21	USD18.8	07/06/2024	6.99% n.a	Annual payments since 2022	Biannual
CRESUD	Series XXXIV	jun-21	USD 35.7	6/30/2024	6.99% n.a.	Annual payments since 2022	Biannual
CRESUD	Series XXXV	sep-21	USD 35.7	6/30/2024	3.50% n.a.	Annual payments since 2023	Biannual
CRESUD	Series XXXVI	feb-22	USD 35.7	6/30/2024	2.00% n.a.	Annual payments since 2023	Biannual
CRESUD	Series XXXVII	jun-22	USD 24.4	6/30/2024	5.50% n.a.	At expiration	Biannual
BRASILAGRO	n/a	may-21	BRL 240	4/12/2028	IPCA + 5.3658%	50% April 2027 y 50% April 2028	Annual
FyO	Series I	oct-21	USD 12.3	10/22/2023	0.00%	At expiration	n/a
IRSA	Series I	nov-20	USD 3.1	03/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Series VIII	nov-20	USD 31.7	11/12/2023	10.00% n.a.	33% in November 21, 33% in November 22, 34% in November 23	Quarterly
IRSA	Series IX	nov-20	USD 80.7	03/01/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Series XI	mar-21	USD 15.81	03/01/2024	5.00% n.a.	At expiration	Biannual
IRSA	Series XII	mar-21	UVAs 53.78	03/31/2024	4.00% n.a.	At expiration	Biannual
IRSA	Series XIII	aug-21	USD 58.1	08/26/2024	3.90% n.a	Biannual	Quarterly

(1) Corresponds to an expansion of the series.

Payment of CRESUD’s Series XXV Non-convertible Notes

Due to the issuance of Series XXXII and XXXIV Non-convertible Notes, on July 12, 2021, the Company paid the total principal and interest of the Series XXV Non-convertible Notes.

Series XXXV Non-convertible Notes

On September 13, 2021, the company issued Negotiable Obligations in the local market for the total amount of USD 41.9. The main characteristics of the issue are detailed below:

• Series XXXV Negotiable Obligations denominated in dollars and payable in pesos at the applicable exchange rate for USD 41.9 at a fixed rate of 3.5%, with interest payable semi-annually. The amortization of the capital will be in three installments, counted from the date of issue: the first for 25% of the nominal value at 24 months, on September 13, 2023; the second for 25% of the face value at 30 months, on March 13, 2024 and the third for 50% of the face value on the maturity date, on September 13, 2024. The issue price was 100 % of face value.

Series XXIX Non-convertible Notes Redemption

On November 10, 2021, the Company has resolved to early redeem the Series XXIX Notes maturing on December 9, 2021. The proposed redemption took place on November 17, 2021, in accordance with the terms and conditions detailed in the Prospectus Supplement for Series XXIX Notes. The redemption price was 100% of the face value of the Series VII Notes, plus accrued and unpaid interest, as of the date set for redemption.

Series XXXVI Non-convertible Notes

On February 18, 2022, the company issued Negotiable Obligations in the local market for the total amount of USD 40.6. The main characteristics of the issue are detailed below:

• Series XXXVI Negotiable Obligations denominated in dollars and payable in pesos at the applicable exchange rate for USD 40.6 at a fixed rate of 2.0%, with interest payable semi-annually. The amortization of the capital will be in one installment, on the maturity date, February 18, 2025. The issue price was 100% of the nominal value.

The funds will be used mainly to refinance short-term liabilities.

Series XXXVII Non-convertible Notes

On June 15, 2022, we issued in the local market a total amount of USD 24.4 million through the following Notes:

Series XXXVII Notes: denominated and payable in U.S. Dollars for USD 24.4 million at a fixed rate of 5.5%, with semi-annual payments (except for the last installment, which will be for three months after the previous interest period). The principal payment will be in one installment, on March 15, 2025. The price of issuance was 100.0% of the nominal value.

The funds have been used to refinance short-term liabilities and/or working capital.

Issuance of IRSA Non-convertible Notes

On August 26, 2021, the Company issued USD 58.1 Non-convertible Notes in the local market. The main characteristics of the issue are detailed below:

• Series XIII: denominated in USD and payable in ARS at the applicable exchange rate for USD 58.1 at a fixed rate of 3.9%, with semiannual payments plus. The principal will be paid in three installments, counted from the date of issue: the first one - equal to 25% of the par value of the notes - payable on the date that is 12 (twelve) months after the Issue, on August 26, 2023; the second one - equal to 25% of the par value of the notes - payable on the date that is 30 (thirty) months after the Issue, on February 26, 2024 and the third one - equal to 50% of the par value of the notes - payable on the relevant due date, i.e. August 26, 2024. Price of issuance was 100.0% of the nominal value.

The funds have been used mainly to refinance short-term liabilities.

IRSA´s Series VII Non-convertible Notes Redemption

IRSA resolved to early redeem the Series VII Notes maturing last January 21, 2022.

The redemption took place on November 25, 2021, in accordance with the terms and conditions detailed in the Prospectus Supplement for Series VII Notes.

The redemption price was 100% of the face value of the Series VII Notes, plus accrued and unpaid interest, as of the date set for redemption.

Series I (issued by FyO)

On October 22, 2021, FYO issued its first bond in the local market for an amount of USD 12.3 million. The note is dollar denominated and payable in pesos at the applicable exchange rate, with an annual fixed rate of 0.0%, and maturity on October 22, 2023. The issue price was 100.0% of the nominal value.

The funds from this placement will be used to finance the company's working capital and continue investing in the digital transformation project through which FyO is moving.